Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
Schedule of Measured at Fair Value on a Recurring Basis

The following table summarizes the Group’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy as of June 30, 2025 and 2026:

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
As of June 30, 2025
Short-term investments	860,484	-	-	860,484

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
As of June 30, 2026
Crypto asset	2,658,117	-	-	2,658,117
Short-term investments	16,093	-	150,000	166,093